Shareholder Report, Average Annual Return (Details) LMF8200_BrandywineGLOBAL - High Yield Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	5.49%	4.90%	7.86%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BofA U.S. High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.50%	4.50%	6.45%